Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
Net earnings before income taxes for the year ended December 31, 2024 relates only to the foreign jurisdictions. Similarly, the Company’s income tax expense from continuing operations for the year ended December 31, 2024 related only to foreign jurisdictions and consists of the following:

	2024
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$0.2	$0.2
Deferred tax
Deferred tax expense	—	1.2	1.2
Total tax expense	$—	$1.4	$1.4

	2023
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$2.2	$2.2
Deferred tax
Deferred tax expense	—	(0.2)	(0.2)
Total tax expense	$—	$2.0	$2.0

Schedule of Reconciliation between Effective Tax Rate

	2024	2023
Computed “Expected” tax expense:
Computed tax expense on income from continuing operations	$167.0	$98.4
Increase (reduction) in income taxes resulting from:
Certain income from containership leasing segment that is exempt from tax	(172.1)	(99.6)
Change in valuation allowance	6.6	(5.1)
Foreign tax rate differential	1.6	0.3
Other, net	(1.7)	8.0
	$1.4	$2.0

Schedule of Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities related to continuing operations were as follows for the year ended December 31, 2024 and December 31, 2023:

	2024	2023
Deferred tax assets
Tax losses carried forward	9.7	7.5
Valuation allowance	(9.7)	(3.1)
	—	4.4
Deferred tax liabilities
Depreciation	(3.4)	(2.1)
Other timing differences	—	(4.4)
	(3.4)	(6.5)
Net deferred tax liability	(3.4)	(2.1)

Deferred tax assets	2024	2023
Decommission provisions	$—	$0.8
Reserves and accrued expenses	4.8	28.6
Tax losses carried forward	24.9	136.0
Interest allowance	35.0	35.0
Deferred revenue	0.6	0.7
Valuation allowance	(65.1)	(176.8)
	$0.2	$24.3

Deferred tax liabilities	2024	2023
Deferred job costs	$—	$(3.3)
Accelerated asset costs	—	(2.0)
Depreciation	—	(15.7)
Other timing differences	(0.2)	(2.1)
	$(0.2)	$(23.1)

Net deferred tax asset	$—	$1.2

Summary of Unrecognized Tax Benefits
The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	2024	2023
Opening balance as at January 1,	$82.0	$80.3
Increase in uncertain tax positions	19.9	1.7
Ending balance as at December 31,	$101.9	$82.0